INTANGIBLES, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES, NET
NOTE 7 -INTANGIBLES, NET
The following table shows the components of intangible assets, net (in thousands):

	Useful Lives (in Years)	December 31, 2023	December 31, 2022
Trade name	10-13	$1,280	$1,280
Technology	13	270	270

Total intangible assets		1,550	1,550
Less: accumulated amortization		(1,334)	(1,287)

Intangible assets, net		$216	$263

Total amortization expense for the year ended December 31, 2023 and 2022 was approximately $47 thousand and $0.1 million respectively.